LOANS PAYABLE (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Forgiven principal amount					$ 24,750
Line of credit					0
Availability of two lines					$ 91,300
Maturity period					12 years
Forgiveness of debt income	$ 0	$ 0	$ 24,925	$ 0	$ 376,177	$ 0
Interest expenses					132,922	$ 6,851
Term Loan 1
Forgiven principal amount					8,854
Vairable interest rate	6.0		6.0
Term loan outstanding balance	$ 57,646		$ 57,646		10,768
Interest expenses					$ 1,914
Monthly payments under loans	$ 1,691		$ 1,691
Term Loan 2
Vairable interest rate	7.76		7.76		6.0	7.76
Term loan outstanding balance	$ 77,040		$ 77,040		$ 77,040	$ 103,800
Monthly payments under loans	$ 1,008		1,008		1,691	$ 1,008
Paycheck Protection Program [Member]
Forgiven principal amount			24,750		373,795
Forgiven amount			24,750		373,795
Forgiveness of debt income			24,925		376,177
Related accrued interest forgiven			$ 175		$ 2,382
Vairable interest rate	7.76		7.76		1
Paycheck Protection Program [Member] | May 6, 2021 [Member]
Proceeds from an institutional investor			$ 250,000		$ 398,545
Novo Group acquisition [Member] | August 27, 2021 [Member]
Proceeds from an institutional investor			3,000,000
Promissory note issued, discounted	$ 2,593,323		$ 2,593,323
Interest rate			6.00%
Monthly payments for months 13 through	110,000		$ 110,000
Monthly payments first 12 months	85,000		85,000
Monthly payments for months 25 through 29	155,000		155,000
Monthly payments for months 30	152,357		$ 152,357
Maturity date of debt			Feb. 01, 2024
Parrut acquisition agreement dated [Member] | July 7, 2021 [Member]
Proceeds from an institutional investor			$ 1,750,000
Interest rate			6.00%
Maturity date of debt			Jul. 01, 2023
Monthly payments	$ 77,561		$ 77,561